Fair Value Measurements Fair Value of Derivatives by Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Derivatives Fair Value [Line Items]
Gain (loss) recognized in earnings for previously terminated interest rate swaps		$ 11
Gain related to ineffective portion of hedging relationships			5
Unamortized losses on senior notes		3	4
Notional Amount of Interest Rate Fair Value Hedge Derivatives				850
Proceeds related to termination of interest rate swap contracts	80
Increase (Decrease) in Accrued Interest Receivable, Net	5
Unamortized gains on senior notes		64	73
Unrealized gain on interest rate cash flow hedges, pretax, AOCI		4	7
Derivative Assets		121	87
Derivative Liabilities		57	131
Gain (loss) on previously terminated interest rate swaps to be reclassified within twelve months		10
Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value		88	51
Derivative Instruments in Hedges, Liabilities, at Fair Value		30	118
Designated as Hedging Instrument [Member] | Prepaid And Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value		25	31
Designated as Hedging Instrument [Member] | Other Long Term Assets [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value		63	20
Designated as Hedging Instrument [Member] | Other current liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments in Hedges, Liabilities, at Fair Value		20	69
Designated as Hedging Instrument [Member] | Other Long Term Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments in Hedges, Liabilities, at Fair Value		10	49
Not Designated as Hedging Instrument [Member] | Prepaid And Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value		33	36
Not Designated as Hedging Instrument [Member] | Other current liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value		$ 27	$ 13